Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Triton maintains a cybersecurity risk management program designed to identify, protect, detect and mitigate cybersecurity threats and ensure the reliability of our system applications and infrastructure (our "Information Security Program"). Our Information Security Program, which is integrated within the Company’s enterprise risk management framework, leverages recognized best practices and standards, including the National Institute of Standards and Technology cybersecurity framework, and is comprised of a robust set of cybersecurity tools, processes and procedures as further described below.

Our internal information security team is led by Triton’s Chief Information Officer, who has held this role for over 15 years, has more than 30 years of experience in information technology, audit and risk management, and holds certifications as a Certified Information Systems Security Professional, Certified Fraud Examiner and Certified Information Systems Auditor. Our Director, Information Security and Compliance has over 10 years of experience in cybersecurity management and oversight and over 20 years in information technology portfolio, program and application management positions. Additionally, others in our information technology team have relevant security experience and certifications. Our internal resources are augmented by external cybersecurity partners, including those described below. Our information security leadership team is responsible for assessing and managing the Company’s Information Security Program, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts. We also take a cross-departmental approach to managing cybersecurity risk and have formed a Cybersecurity Incident Response Team ("CIRT") comprised of senior representatives from primary corporate functions as well as senior representatives from field operations to ensure a coordinated and effective response and ongoing business continuity in the face of cybersecurity threats and incidents.

Triton’s Board is responsible for oversight of information technology and cybersecurity-related matters and monitoring cybersecurity risk management, and the Board actively engages with senior management on the state of the Company’s Information Security Program. The information security leadership team prepares briefings for the Board on the effectiveness of the Company’s cyber risk management program, typically on a quarterly basis, which include a review of key performance indicators, training and test results and related remediation, and recent threats and how the Company is managing those threats.

Triton’s Information Security Program includes policies and procedures concerning cybersecurity matters, which include a comprehensive cybersecurity incident response plan as well as other policies that directly or indirectly relate to cybersecurity, such as policies related to password standards, antivirus protection, remote access, multi-factor authentication, confidential information and the use of electronic devices, electronic communications and social media. We perform routine vulnerability scanning of our network, with a focus on timely remediation of vulnerabilities. Our information security team regularly monitors alerts and meets to discuss threat levels, trends and remediation. We periodically perform simulations and tabletop exercises at an information technology department and CIRT level and incorporate external resources and advisors as needed. All employees and certain contractors are required to complete cybersecurity trainings annually. We conduct cybersecurity phishing exercises, and follow-up training as necessary, to ensure employees maintain a high level of vigilance regarding cybersecurity risks. Using external resources, we also conduct periodic cybersecurity risk assessments, penetration tests and internal threat testing to assess our processes and procedures and the threat landscape and help guide and prioritize our cybersecurity investments and solutions. In addition to assessing our own cybersecurity preparedness, we also consider and evaluate cybersecurity risks associated with use of third-party service providers. Triton maintains dedicated backup systems and applications with enhanced ransomware protection features. In the event of an incident, we intend to follow our detailed incident response plan, which outlines the steps to be followed from incident detection to mitigation, recovery and notification, including notifying relevant functional areas, as well as senior leadership and the Board, as appropriate. We also maintain incident response service retainers with independent third parties to assist with response and recovery efforts. We continue to expand our cybersecurity investments and defenses and have implemented a managed detection and response solution operated by a third party to provide 24/7 monitoring of our global cybersecurity environment and assist with coordination, investigation and remediation of alerts.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Triton maintains a cybersecurity risk management program designed to identify, protect, detect and mitigate cybersecurity threats and ensure the reliability of our system applications and infrastructure (our "Information Security Program"). Our Information Security Program, which is integrated within the Company’s enterprise risk management framework, leverages recognized best practices and standards, including the National Institute of Standards and Technology cybersecurity framework, and is comprised of a robust set of cybersecurity tools, processes and procedures as further described below.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Triton’s Board is responsible for oversight of information technology and cybersecurity-related matters and monitoring cybersecurity risk management, and the Board actively engages with senior management on the state of the Company’s Information Security Program. The information security leadership team prepares briefings for the Board on the effectiveness of the Company’s cyber risk management program, typically on a quarterly basis, which include a review of key performance indicators, training and test results and related remediation, and recent threats and how the Company is managing those threats.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our internal information security team is led by Triton’s Chief Information Officer, who has held this role for over 15 years, has more than 30 years of experience in information technology, audit and risk management, and holds certifications as a Certified Information Systems Security Professional, Certified Fraud Examiner and Certified Information Systems Auditor. Our Director, Information Security and Compliance has over 10 years of experience in cybersecurity management and oversight and over 20 years in information technology portfolio, program and application management positions.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our internal information security team is led by Triton’s Chief Information Officer, who has held this role for over 15 years, has more than 30 years of experience in information technology, audit and risk management, and holds certifications as a Certified Information Systems Security Professional, Certified Fraud Examiner and Certified Information Systems Auditor. Our Director, Information Security and Compliance has over 10 years of experience in cybersecurity management and oversight and over 20 years in information technology portfolio, program and application management positions. Additionally, others in our information technology team have relevant security experience and certifications. Our internal resources are augmented by external cybersecurity partners, including those described below. Our information security leadership team is responsible for assessing and managing the Company’s Information Security Program, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts. We also take a cross-departmental approach to managing cybersecurity risk and have formed a Cybersecurity Incident Response Team ("CIRT") comprised of senior representatives from primary corporate functions as well as senior representatives from field operations to ensure a coordinated and effective response and ongoing business continuity in the face of cybersecurity threats and incidents.

Triton’s Board is responsible for oversight of information technology and cybersecurity-related matters and monitoring cybersecurity risk management, and the Board actively engages with senior management on the state of the Company’s Information Security Program. The information security leadership team prepares briefings for the Board on the effectiveness of the Company’s cyber risk management program, typically on a quarterly basis, which include a review of key performance indicators, training and test results and related remediation, and recent threats and how the Company is managing those threats.

Cybersecurity Risk Role of Management [Text Block]
Our internal information security team is led by Triton’s Chief Information Officer, who has held this role for over 15 years, has more than 30 years of experience in information technology, audit and risk management, and holds certifications as a Certified Information Systems Security Professional, Certified Fraud Examiner and Certified Information Systems Auditor. Our Director, Information Security and Compliance has over 10 years of experience in cybersecurity management and oversight and over 20 years in information technology portfolio, program and application management positions. Additionally, others in our information technology team have relevant security experience and certifications. Our internal resources are augmented by external cybersecurity partners, including those described below. Our information security leadership team is responsible for assessing and managing the Company’s Information Security Program, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts. We also take a cross-departmental approach to managing cybersecurity risk and have formed a Cybersecurity Incident Response Team ("CIRT") comprised of senior representatives from primary corporate functions as well as senior representatives from field operations to ensure a coordinated and effective response and ongoing business continuity in the face of cybersecurity threats and incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our internal information security team is led by Triton’s Chief Information Officer, who has held this role for over 15 years, has more than 30 years of experience in information technology, audit and risk management, and holds certifications as a Certified Information Systems Security Professional, Certified Fraud Examiner and Certified Information Systems Auditor. Our Director, Information Security and Compliance has over 10 years of experience in cybersecurity management and oversight and over 20 years in information technology portfolio, program and application management positions. Additionally, others in our information technology team have relevant security experience and certifications. Our internal resources are augmented by external cybersecurity partners, including those described below. Our information security leadership team is responsible for assessing and managing the Company’s Information Security Program, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts. We also take a cross-departmental approach to managing cybersecurity risk and have formed a Cybersecurity Incident Response Team ("CIRT") comprised of senior representatives from primary corporate functions as well as senior representatives from field operations to ensure a coordinated and effective response and ongoing business continuity in the face of cybersecurity threats and incidents.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our internal information security team is led by Triton’s Chief Information Officer, who has held this role for over 15 years, has more than 30 years of experience in information technology, audit and risk management, and holds certifications as a Certified Information Systems Security Professional, Certified Fraud Examiner and Certified Information Systems Auditor. Our Director, Information Security and Compliance has over 10 years of experience in cybersecurity management and oversight and over 20 years in information technology portfolio, program and application management positions.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our internal information security team is led by Triton’s Chief Information Officer, who has held this role for over 15 years, has more than 30 years of experience in information technology, audit and risk management, and holds certifications as a Certified Information Systems Security Professional, Certified Fraud Examiner and Certified Information Systems Auditor. Our Director, Information Security and Compliance has over 10 years of experience in cybersecurity management and oversight and over 20 years in information technology portfolio, program and application management positions.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true